Property, Plant and Equipment and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment and Intangible Assets [Abstract]
Summary of Movements in Property Plant and Equipment and Intangible Assets

Movements in property, plant and equipment and intangible assets during the six months ended June 30, 2026 are outlined below:

(in USD and thousands)	River Vessels & Equipment	Ocean and Expedition Ships & Equipment	River Vessels under Construction	Ocean Ships under Construction	Land and Other Fixed Assets	Intangible Assets, including Goodwill	Total
Cost as of January 1, 2026	$2,927,062	$5,099,693	$441,516	$522,851	$114,064	$184,744	$9,289,930
Additions	33,293	422,687	147,333	650,476	4,571	18,493	1,276,853
Disposals	(2,555)	(5,376)	—	—	(284)	(5,357)	(13,572)
Reclassified between assets	124,026	539,784	(124,026)	(539,784)	—	—	—
Reclassification and other	—	648	—	—	—	—	648
Effect of currency translation	(2,925)	6,916	(422)	—	(1,018)	19	2,570
Cost as of June 30, 2026	$3,078,901	$6,064,352	$464,401	$633,543	$117,333	$197,899	$10,556,429
Accumulated depreciation, amortization and impairment as of January 1, 2026	$(1,143,408)	$(726,116)	$—	$—	$(67,323)	$(97,999)	$(2,034,846)
Depreciation and amortization	(40,581)	(83,183)	—	—	(2,422)	(14,354)	(140,540)
Depreciation and amortization of disposals	578	1,102	—	—	260	5,357	7,297
Reclassification and other	—	(648)	—	—	—	—	(648)
Effect of currency translation	1,055	(16)	—	—	363	(12)	1,390
Accumulated depreciation, amortization and impairment as of June 30, 2026	$(1,182,356)	$(808,861)	$—	$—	$(69,122)	$(107,008)	$(2,167,347)
Net book value
As of January 1, 2026	$1,783,654	$4,373,577	$441,516	$522,851	$46,741	$86,745	$7,255,084
As of June 30, 2026	$1,896,545	$5,255,491	$464,401	$633,543	$48,211	$90,891	$8,389,082